Property and Equipment (Tables)	6 Months Ended
Apr. 30, 2026
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Schedule of Property and Equipment

As of April 30, 2026 and October 31, 2025, property and equipment consisted of:

	April 30, 2026	October 31, 2025
Electronic equipment	$44,955	$27,627
Office facilities	22,320	20,838
Machinery equipment	148,576	142,530
Vehicles	300,266	288,048
Less: Accumulated depreciation	(300,812)	(243,336)
Less: Impairment loss	(35,617)	(34,168)
Totals	$179,688	$201,539